EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 shares
Number of classes of units (in shares)	1
Par value per share (in USD per share) | $ / shares	$ 18.85
Distributions to exchangeable shareholders | $	$ 9	$ 9
Exchangeable Shares
Shares exchanged to LP Units (in shares)	3	622
Number of shares outstanding (in shares)	72,954,447		72,954,450
Class B shares
Shares exchanged to LP Units (in shares)	0
Number of shares outstanding (in shares)	1		1